Long-Term Trade And Unbilled Receivables And Contract Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Trade and unbilled receivables	$ 60,854	$ 71,763
Less - allowance for credit loss	457,316	294,104
Accounts Receivable, Allowance for Credit Loss, Noncurrent	(1,871)	(1,148)
Long-term trade and unbilled receivables and contract assets	$ 516,299	$ 364,719